Stock based compensation (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of share based expenses
The following table summarizes stock-based compensation expense reflected in the consolidated statements of operations:

	Three months ended		Six months ended
	June 30		June 30
	2020	2019	2020	2019
	(in thousands)
Research and development	$380	$119	$464	$178
General and administrative	150	145	363	426
	$530	$264	$827	$604

The Company recorded stock-based compensation expense related to stock options and restricted stock units in the following expense categories of its consolidated statements of operations and comprehensive (loss)/income:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
Research and development	$381	$1,448	$425
General and administrative	$464	4,847	1,666
Total share based expenses	$845	$6,295	$2,091

Schedule of outstanding share options
At December 31, 2019, the outstanding share options, which include the share options granted to Directors, are shown below:

Date of grant	Exercise price	Number of shares	Date from which exercisable	Expiry date
Approved EMI scheme
April 7, 2011	5.30	1,174	April 8, 2014	April 7, 2021
May 10, 2012	4.85	30,009	May 10, 2014	May 10, 2022
December 24, 2012	6.85	4,300	December 24, 2015	December 24, 2022
January 31, 2013	1.59	14,594	July 31, 2013	January 31, 2023
		50,077
Unapproved scheme
December 18, 2013	1.64	15,272	June 18, 2014	December 18, 2023
July 15, 2014	6.90	20,000	May 30, 2015	May 30, 2023
June 23, 2016	0.05	22,115	July 21, 2016	June 23, 2026
October 19, 2018	1.92	788,377	October 19, 2019	October 19, 2028
October 19, 2018	1.92	762,994	October 19, 2021	October 19, 2028
March 29, 2019	1.79	916,000	March 29, 2020	March 29, 2029
March 29, 2019	1.79	1,300,000	March 29, 2022	March 29, 2029
December 23, 2019	1.36	600,000	December 23, 2020	December 23, 2029
December 23, 2019	1.36	170,000	December 23, 2020	December 23, 2029
		4,594,758
		4,644,835

Schedule of stock option activity
The following table summarizes stock option activity as of June 30, 2020, and changes during the six months ended June 30, 2020:

	Six months ended June 30, 2020	Weighted average exercise price
Outstanding at January 1, 2020	4,644,835	$1.80
Granted	3,847,217	$3.33
Lapsed / surrendered	(3,513,708)	$2.23
Number of outstanding options	4,978,344	$1.97
Exercisable at June 30, 2020	632,069	$2.12

The following table summarizes stock option activity as of December 31, 2019, and changes during the period ended December 31, 2019:

`	Number of share options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at February 1, 2019	1,833,679	$2.45
Granted during the year	3,049,200	1.70
Lapsed / surrendered during the year	(238,044)	5.25
Number of options outstanding at December 31, 2019	4,644,835	$1.80	9.1 years	$—
Vested or expected to vest at December 31, 2019	201,014	$2.75	9.1 years	$—
Exercisable at December 31, 2019	201,014	$2.75	9.1 years	$—

Schedule of fair value per share option award granted and the assumptions used
The fair value per share option award granted and the assumptions used in the calculations are as follows:

Date of grant	Type of award	Number of shares	Exercise price	Share price at grant date	Fair value per option	Award life (years)	Risk free rate
April 07, 2011	EMI	1,174	5.30	5.30	3.85	5.00	2.70%
May 10, 2012	EMI	30,009	4.85	4.20	1.95	5.00	1.00%
December 24, 2012	EMI	4,300	6.85	6.85	4.75	5.00	0.90%
January 31, 2013	EMI	14,594	1.60	7.45	5.85	5.00	1.00%
December 18, 2013	Unapproved	15,272	1.65	15.15	13.50	5.00	1.00%
July 15, 2014	Unapproved	20,000	6.90	6.90	5.55	1.90	0.50%
June 23, 2016	Unapproved	22,115	0.05	7.75	7.70	0.50	0.30%
October 19, 2018	Unapproved	788,377	1.90	1.90	0.60	3.00	0.81%
October 19, 2018	Unapproved	762,994	1.90	1.90	0.80	3.00	0.90%
March 29, 2019	Unapproved	916,000	1.8	1.8	0.65	3.00	0.63%
March 29, 2019	Unapproved	1,300,000	1.8	1.8	0.80	3.00	0.63%
December 23, 2019	Unapproved	600,000	1.35	1.35	0.55	4.00	0.54%
December 23, 2019	Unapproved	170,000	1.35	1.35	0.45	3.00	0.54%
		4,644,835

Schedule of outstanding RSU's
At December 31, 2019, the outstanding restricted stock units ("RSUs") in the form of nominal-cost options, which have been granted to non-executive directors, are shown below:

Date of grant	Exercise price	Number of shares	Date from which exercisable	Expiry date

January 11, 2019	0.05	138,461	January 11, 2020	December 31, 2020
		138,461

Schedule of RSU activity
The following table summarizes restricted stock units ("RSUs") granted in the form of a nominal-cost options as of June 30, 2020 and changes during the six months ended June 30, 2020:

	Six months ended June 30, 2020	Weighted average exercise price
Outstanding at January 1	138,461	$0.05
Exercised during the period	(53,846)	$0.05
Number of outstanding RSUs	84,615	$0.05

The movement in the number of RSUs is set out below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at February 1, 2019	162,851	$0.05
Exercised during the year	(24,390)	0.05
Number of RSUs outstanding at December 31, 2019	138,461	$0.05	1 year	$1.55
Vested or expected to vest at December 31, 2019	—	$0.05	1 year	$—

Schedule of share-based compensation arrangements

Date of grant	Number of shares	Exercise price	Share price at grant date	Fair value per option	Award life (years)	Risk free rate
January 11, 2019	138,461	$0.05	$1.65	$1.60	1 year	0.79%

Date of grant	Exercise price	Number of shares	Date from which exercisable	Expiry date

December 24, 2019	1.45	3,358,732	March 24, 2020	December 24, 2029
		3,358,732
The fair value per consultant warrant granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price	Share price at grant date	Fair value per option	Award life (years)	Risk free rate
December 24, 2019	3,358,732	1.45	1.35	0.40	3.00	0.54%

Schedule of warrant activity
The following table summarizes consultant warrant activity as of June 30, 2020, and changes during the six months ended June 30, 2020:

	Six months ended June 30, 2020	Weighted average exercise price
Outstanding at January 1	3,358,732	$1.45
Lapsed / surrendered	(2,798,944)	$1.45
Number of outstanding warrants	559,788	$1.45